Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Consolidated Balance Sheets	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable non-controlling interests	$ 31,228,329
Retained earnings (accumulated deficit)	(6,234,447)			17,259,976
Accumulated other comprehensive income (loss)	(1,355,358)			2,148,906
Non-controlling interests	13,452,895			3,122,250
CURRENT ASSETS
Cash and cash equivalents	1,655,549			13,916,155	$ 10,966,012
Accounts and notes receivable, net	5,167,701	¥ 200,000,000		6,861,672
Inventories				3,105,673
Short-term investment	3,336,256			5,961,605
Advance to suppliers				1,759,253
Prepaid expenses and other current assets				2,675,922
TOTAL CURRENT ASSETS	44,637,833			34,345,558
NON-CURRENT ASSETS
Restricted cash				700,060
Long term prepayments and other non-current assets	3,850,985			10,244,917
Plants, property and equipment, net	41,468,383			3,351,321
Construction in progress	20,135,220
Intangible assets, net	3,962,650			3,594,977
Long-term investments	3,019,281			5,381,441
Operating lease right-of-use assets				224,773
Deferred tax assets				852,037
TOTAL NON-CURRENT ASSETS	62,384,541			24,349,526
TOTAL ASSETS	107,022,374			58,695,084
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	12,259,772			34,486
Deferred revenue	347,231			179,407
Deferred government subsidy
Income taxes payable	506,638			1,076,518
Operating lease liabilities, current				99,569
Accrued expenses and other current liabilities	639,761			330,902
TOTAL CURRENT LIABILITIES	26,023,445			1,720,882
Operating lease liabilities, non-current
TOTAL NON-CURRENT LIABILITIES	7,637,332
TOTAL LIABILITES	33,660,777			1,720,882
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 24,528,000 shares issued and outstanding as of June 30, 2022)	2,536			2,453
Additional paid-in capital				31,966,816
Statutory reserves	2,477,940			2,473,801
Total shareholders’ equity attributable to controlling shareholders	28,680,373			53,851,952
TOTAL EQUITY	42,133,268			56,974,202	$ 34,150,184	$ 19,996,598
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	107,022,374			58,695,084
As previously reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable non-controlling interests
Retained earnings (accumulated deficit)	(5,148,529)		9,706,563
Accumulated other comprehensive income (loss)	(906,444)		191,566
Non-controlling interests			44,689,378
Restatement adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable non-controlling interests	31,228,329		30,321,329
Retained earnings (accumulated deficit)	(1,085,918)		(923,405)
Accumulated other comprehensive income (loss)	(448,914)		(13,288)
Non-controlling interests			(29,384,636)
As restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable non-controlling interests	31,228,329		30,321,329
Retained earnings (accumulated deficit)	(6,234,447)		8,783,158
Accumulated other comprehensive income (loss)	(1,355,358)		178,278
Non-controlling interests			15,304,742
CURRENT ASSETS
Cash and cash equivalents			22,050,884
Accounts and notes receivable, net			1,991,854
Inventories			11,425,190
Short-term investment			4,611,832
Advance to suppliers			6,126,509
Prepaid expenses and other current assets			2,969,306
TOTAL CURRENT ASSETS			49,252,183
NON-CURRENT ASSETS
Restricted cash			700,094
Long term prepayments and other non-current assets			8,870,207
Plants, property and equipment, net			4,831,015
Construction in progress			17,851,784
Intangible assets, net			14,261,652
Long-term investments			5,104,400
Operating lease right-of-use assets			89,022
Deferred tax assets
TOTAL NON-CURRENT ASSETS			51,708,174
TOTAL ASSETS			100,960,357
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable			5,310,617
Deferred revenue			1,231,613
Deferred government subsidy			2,980,004
Income taxes payable			645,607
Operating lease liabilities, current			64,138
Accrued expenses and other current liabilities			512,654
TOTAL CURRENT LIABILITIES			11,894,946
Operating lease liabilities, non-current
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITES			11,894,946
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 24,528,000 shares issued and outstanding as of December 31, 2021; 24,528,000 shares issued and outstanding as of June 30, 2022)			2,453
Additional paid-in capital			31,966,816
Statutory reserves			2,508,635
Total shareholders’ equity attributable to controlling shareholders			43,439,340
TOTAL EQUITY			58,744,082
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY			100,960,357
Related Party
CURRENT ASSETS
Due from related parties	400,022			65,278
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deferred revenue
Due to related parties	$ 885,150
Related Party | As restated [Member]
CURRENT ASSETS
Due from related parties			76,608
LIABILITIES AND SHAREHOLDERS’ EQUITY
Deferred revenue			360,581
Due to related parties			$ 789,732